INTANGIBLE ASSET, NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSET

Intangible asset consisted of the following at September 30, 2022 and December 31, 2021:

	September 30, 2022	December 31, 2021
Software	$8,479	$7,896
Less: Accumulated amortization	(7,086)	(5,956)
Intangible asset, net	$1,393	$1,940

Intangible asset consisted of the following at December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Software	$7,896	$-
Less: Accumulated amortization	(5,956)	-
Intangible asset, net	$1,940	$-